Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jan. 29, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Feb. 01, 2018
Gotham Absolute Return Fund | Institutional Class
Prospectus:
Trading Symbol	GARIX
Gotham Enhanced Return Fund | Institutional Class
Prospectus:
Trading Symbol	GENIX
Gotham Neutral Fund | Institutional Class
Prospectus:
Trading Symbol	GONIX
Gotham Index Plus Fund | Institutional Class
Prospectus:
Trading Symbol	GINDX
Gotham Index Plus Fund | Investor Class
Prospectus:
Trading Symbol	GNNDX
Gotham Index Plus All-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	GANDX
Gotham Enhanced Index Plus Fund | Institutional Class
Prospectus:
Trading Symbol	GENDX
Gotham Enhanced S&P 500 Index Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GSPFX
Gotham Master Index Plus Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GMIDX
Gotham Absolute 500 Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GFIVX
Gotham Absolute 500 Core Fund | Institutional Class
Prospectus:
Trading Symbol	GACFX
Gotham Enhanced 500 Fund | Institutional Class
Prospectus:
Trading Symbol	GENFX
Gotham Enhanced 500 Core Fund | Institutional Class
Prospectus:
Trading Symbol	GECFX
Gotham Neutral 500 Fund | Institutional Class
Prospectus:
Trading Symbol	GONFX
Gotham Hedged Plus Fund | Institutional Class
Prospectus:
Trading Symbol	GHPLX
Gotham Hedged Core Fund | Institutional Class
Prospectus:
Trading Symbol	GCHDX
Gotham Defensive Long Fund | Institutional Class
Prospectus:
Trading Symbol	GDLIX
Gotham Defensive Long 500 Fund | Institutional Class
Prospectus:
Trading Symbol	GDLFX
Gotham Short Strategies Fund | Institutional Class
Prospectus:
Trading Symbol	GSSFX
Gotham Institutional Value Fund | Institutional Class
Prospectus:
Trading Symbol	GINVX
Gotham Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	GTRFX
Gotham Total Return Fund | Investor Class
Prospectus:
Trading Symbol	GTRNX
Gotham Master Neutral Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GMNFX